Segmented Information - Underwriting Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Loss & LAE - accident year	$ 9,736.5	$ 6,247.8
Total underwriting expenses - calendar year	10,570.3	7,471.4
Operating companies
Disclosure of operating segments [line items]
Loss & LAE - accident year	7,513.3	5,137.2
Commissions	1,643.4	1,334.7
Premium acquisition costs and other underwriting expenses	1,677.8	1,305.5
Total underwriting expenses - accident year	10,834.5	7,777.4
Favourable claims reserve development	(491.7)	(654.6)
Total underwriting expenses - calendar year	10,342.8	7,122.8
Northbridge | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	760.1	651.1
Commissions	164.5	150.6
Premium acquisition costs and other underwriting expenses	179.6	173.6
Total underwriting expenses - accident year	1,104.2	975.3
Favourable claims reserve development	(93.5)	(112.8)
Total underwriting expenses - calendar year	1,010.7	862.5
OdysseyRe | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	1,827.7	1,438.4
Commissions	492.5	431.4
Premium acquisition costs and other underwriting expenses	241.3	235.6
Total underwriting expenses - accident year	2,561.5	2,105.4
Favourable claims reserve development	(288.1)	(266.5)
Total underwriting expenses - calendar year	2,273.4	1,838.9
Crum & Forster | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	1,209.8	1,136.1
Commissions	292.4	283.2
Premium acquisition costs and other underwriting expenses	357.6	326.1
Total underwriting expenses - accident year	1,859.8	1,745.4
Favourable claims reserve development	(10.2)	(8.3)
Total underwriting expenses - calendar year	1,849.6	1,737.1
Zenith National | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	477.9	459.3
Commissions	83.5	81.9
Premium acquisition costs and other underwriting expenses	209.4	203.0
Total underwriting expenses - accident year	770.8	744.2
Favourable claims reserve development	(76.4)	(101.0)
Total underwriting expenses - calendar year	694.4	643.2
Brit | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	1,117.8	909.7
Commissions	424.8	292.3
Premium acquisition costs and other underwriting expenses	205.7	221.7
Total underwriting expenses - accident year	1,748.3	1,423.7
Favourable claims reserve development	(9.5)	(53.5)
Total underwriting expenses - calendar year	1,738.8	1,370.2
Allied World | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	1,293.1
Commissions	32.6
Premium acquisition costs and other underwriting expenses	217.7
Total underwriting expenses - accident year	1,543.4
Favourable claims reserve development	71.9
Total underwriting expenses - calendar year	1,615.3
Fairfax Asia | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	263.1	252.5
Commissions	4.7	(6.5)
Premium acquisition costs and other underwriting expenses	73.9	67.5
Total underwriting expenses - accident year	341.7	313.5
Favourable claims reserve development	(52.3)	(52.1)
Total underwriting expenses - calendar year	289.4	261.4
Other | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	563.8	290.1
Commissions	148.4	101.8
Premium acquisition costs and other underwriting expenses	192.6	78.0
Total underwriting expenses - accident year	904.8	469.9
Favourable claims reserve development	(33.6)	(60.4)
Total underwriting expenses - calendar year	$ 871.2	$ 409.5